Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Property, Plant and Equipment

	2019	2018
Cost	95,006,813	80,642,194
Accumulated depreciation	(49,985,649)	(46,986,837)

Total	45,021,164	33,655,357

Land	520,967	503,140
Plant and buildings	7,752,256	7,883,545
Machinery, equipment and spare parts	14,762,947	15,207,830
Transport and load vehicles	1,665,525	1,869,737
Furniture and fixtures	56,671	62,394
Quarries	3,327,855	3,018,008
Tools	40,760	41,644
Construction in progress	16,894,183	5,069,059

Total	45,021,164	33,655,357

Cost

	Land	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Quarries	Tools	Construction in progress	Total
Balances as of January 1, 2018	498,330	22,172,679	33,015,771	5,490,511	1,655,874	6,993,296	267,085	1,323,309	71,416,855

Effect of foreign currency exchange differences	4,810	15	1,636,899	2,209	1,646	100,107	—	31,520	1,777,206
Additions	—	36,956	—	335,140	15,598	1,350,192	12,079	5,789,826	7,539,791
Disposals	—	—	(71,128)	(20,530)	—	—	—	—	(91,658)
Transfers	—	830,483	1,245,113	—	—	—	—	(2,075,596)	—

Balances as of December 31, 2018	503,140	23,040,133	35,826,655	5,807,330	1,673,118	8,443,595	279,164	5,069,059	80,642,194
Effect of foreign currency exchange differences	(1,037)	(3)	(361,526)	(657)	(627)	(21,837)	—	(8,837)	(394,524)
Additions	—	—	—	—	—	9,159	—	14,873,403	14,882,562
Disposals	—	—	(98,959)	(24,383)	(77)	—	—	—	(123,419)
Transfers	18,864	507,670	920,099	208,543	13,336	1,356,426	14,504	(3,039,442)	—

Balances as of December 31, 2019	520,967	23,547,800	36,286,269	5,990,833	1,685,750	9,787,343	293,668	16,894,183	95,006,813

Accumulated depreciation

	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Quarries	Tools	Total
Balances as of January 1, 2018	(14,584,453)	(18,740,593)	(3,534,268)	(1,590,800)	(4,578,206)	(221,786)	(43,250,106)

Effect of foreign currency exchange differences	(15)	(410,515)	(1,841)	(784)	(27,070)	—	(440,225)
Disposals	—	71,128	20,530	—	—	—	91,658
Depreciations charge	(572,120)	(1,538,845)	(422,014)	(19,140)	(820,311)	(15,734)	(3,388,164)

Balances as of December 31, 2018	(15,156,588)	(20,618,825)	(3,937,593)	(1,610,724)	(5,425,587)	(237,520)	(46,986,837)
Effect of foreign currency exchange differences	3	104,697	420	199	8,603	—	113,922
Disposals	—	66,679	23,602	19	—	—	90,300
Depreciations charge	(638,959)	(1,075,873)	(411,737)	(18,573)	(1,042,504)	(15,388)	(3,203,034)

Balances as of December 31, 2019	(15,795,544)	(21,523,322)	(4,325,308)	(1,629,079)	(6,459,488)	(252,908)	(49,985,649)